INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

Intangible assets:

	December 31,
	2024	2023

Cost:
Acquired technology	$45,607	$45,607
Customer relationships and brand name	9,817	9,817

	55,424	55,424

Accumulated amortization:
Acquired technology	33,857	29,889
Customer relationships and brand name	9,817	9,817

	43,674	39,706

Intangible assets, net	$11,750	$15,718

Amortization expenses for the years ended December 31, 2024, 2023 and 2022 were $3,968, $3,968 and $3,706, respectively.

Future estimated amortization expenses for the years ending:

December 31,

2025	$3,968
2026	3,725
2027	3,662
2028	395

Total	$11,750